UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of  INVESTMENTS May 31, 2007 (unaudited)

American Income Fund
Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds – 30.0%
Basic Industry - 4.5%
Coeur D'Alene Mines, 1.25%, 1/15/24	$ 100,000	$ 89,000
Evraz Group, 8.25%, 11/10/15 (b)	250,000	259,500
FMG Finance Property, 10.00%, 9/1/13 (b)	250,000	280,625
Griffin Coal Mining, 9.50%, 12/1/16 (b)	200,000	211,500
Hexion, 9.75%, 11/15/14 (b)	250,000	269,375
Ineos Group Holdings, 8.50%, 2/15/16 (b)	250,000	251,562
LPG International, 7.25%, 12/20/15	250,000	256,250
Lyondell Chemical Company, 8.00%, 9/15/14	250,000	264,375
Massey Energy, 6.88%, 12/15/13	250,000	239,687
Newark Group, 9.75%, 3/15/14	200,000	208,000
Noble Group, 6.63%, 3/17/15 (b)	250,000	233,862
Noranda Aluminum Acquisition, 9.36%, 5/15/15 (b)	250,000	252,500
Nova Chemicals, 6.50%, 1/15/12	250,000	242,500
Polyone, 8.88%, 5/1/12	200,000	206,000
Sino Forest, 9.13%, 8/17/11 (b)	250,000	269,687
Stone Container, 8.38%, 7/1/12	200,000	204,000
		3,738,423

Capital Goods – 1.4%
Allied Waste North America, 6.13%, 2/15/14	300,000	294,750
Case New Holland, 9.25%, 8/1/11	200,000	210,000
Owens-Broadway Glass Container, 8.88%, 2/15/09	500,000	511,250
Solo Cup, 8.50%, 2/15/14	150,000	131,250
		1,147,250

Communications – 5.2%
C & M Finance, 8.10%, 2/1/16 (b)	250,000	265,000
CCH I, 11.75%, 5/14/15	300,000	303,000
CCO Holdings LLC, 8.75%, 11/15/13	500,000	525,000
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	256,250
Dex Media, 8.00%, 11/15/13	200,000	209,000
Echostar, 7.00%, 10/1/13	200,000	204,750
6.63%, 10/1/14	300,000	300,000
Idearc, 8.00%, 11/15/16 (b)	250,000	259,063
Intelsat, 8.63%, 1/15/15	250,000	267,813
Level 3 Financing, 12.25%, 3/15/13	250,000	292,500
MetroPCS Wireless, 9.25%, 11/1/14 (b)	250,000	265,000
Panamsat, 9.00%, 6/15/16	250,000	273,750
Qwest, 8.88%, 3/15/12	400,000	439,000
Time Warner Telecommunications Holdings, 9.25%, 2/15/14	175,000	187,906
Vimpelcom, 8.25%, 5/23/16 (b)	250,000	268,525
		4,316,557

Consumer Cyclical – 5.0%
American Axle & Manufacturing, 7.88%, 3/1/17	250,000	251,250
Buffalo Thunder Development Authority, 9.38%, 12/14/15 (b)	250,000	257,187
Ford Motor, 7.45%, 7/16/31	250,000	205,625
Ford Motor Credit, 7.00%, 10/1/13	500,000	478,498
Galaxy Entertainment, 9.88%, 12/15/12 (b)	250,000	271,875
General Motors, 8.25%, 7/15/23	250,000	233,438
General Motors Acceptance Corporation, 5.63%, 5/15/09	300,000	296,193
Hanesbrands Inc., 8.73%, 12/15/14 (b)	250,000	259,375
Harrahs Operating Company, 5.63%, 6/1/15	250,000	212,500
Hertz, 8.88%, 1/1/14	250,000	269,063
Hovnanian K Enterprises, 6.25%, 1/15/16	250,000	230,000
Libbey Glass, 12.35%, 6/1/11 (c)	200,000	222,500
Mandalay Resort, Series B, 10.25%, 8/1/07	250,000	251,250
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	250,625
Six Flags, 9.75%, 4/15/13	250,000	243,750
Wynn Las Vegas, 6.63%, 12/1/14	250,000	250,938
		4,184,067

Consumer Non Cyclical – 3.1%
Cardinal Health 409, 9.50%, 4/15/15 (b)	250,000	256,875
Delhaize America, 9.00%, 4/15/31	250,000	309,427
HCA, 6.75%, 7/15/13	250,000	235,625
JBS SA, 10.50%, 8/4/16 (b)	250,000	279,063
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10	250,000	255,445
Smithfield Foods, 7.75%, 5/15/13	250,000	258,750
Stater Brothers Holdings, 7.75%, 4/15/15 (b)	250,000	260,000
Supervalu, 7.50%, 5/15/12	250,000	263,006
Tenet Healthcare, 9.25%, 2/1/15	250,000	249,375
Vitro SAB, 9.13%, 2/1/17 (b)	250,000	262,188
		2,629,754

Electric – 2.9%
Allegheny Energy Supply, 7.80%, 3/15/11	200,000	211,500
Ava Capital Trust III, 6.50%, 4/1/34 (c)	300,000	297,718
CMS Energy, 8.50%, 4/15/11	500,000	543,314
Dynegy Holdings, 7.75%, 6/1/19 (b)	250,000	247,500
ISA Capital do Brasil, 8.80%, 1/30/17 (b)	250,000	269,063
Nevada Power, 9.00%, 8/15/13	262,000	281,488
NRG Energy, 7.38%, 2/1/16	300,000	311,250
Teco Energy, 7.20%, 5/1/11	250,000	261,773
		2,423,606

Energy – 1.0%
Bluewater Finance, 10.25%, 2/15/12	290,000	303,050
Chesapeake Energy, 7.00%, 8/15/14	250,000	257,500
Tesoro, 6.63%, 11/1/15	250,000	253,438
		813,988

Industrials Other - 0.4%
Chart Industries, 9.13%,10/15/15	300,000	315,750

Miscellaneous – 1.5%
Dow Jones, Series 5-T2, 7.25%, 12/29/10 (b)	292,683	300,527
Dow Jones, Series 6-T1, 8.63%, 6/29/11 (b)	990,000	1,036,332
		1,336,859
Natural Gas – 1.8%
SemGroup, 8.75%, 11/15/15 (b)	250,000	261,563
Southern Union, 7.20%, 11/1/66 (c)	200,000	201,033
Targa Resources, 8.50%, 11/1/13 (b)	250,000	260,000
Williams, 7.13%, 9/1/11	500,000	524,375
Williams Partners, 7.25%, 2/1/17	250,000	265,000
		1,511,971
Real Estate – 0.9%
Greentown China Holdings, 9.00%, 11/8/13 (b)	200,000	206,500
Senior Housing Trust, 8.63%, 1/15/12	300,000	327,000
Shimao Property Holdings Limited, 8.00%, 12/1/16 (b)	250,000	257,500
		791,000
Sovereigns – 1.0%
Republic of Panama, 7.25%, 3/15/15	500,000	542,500
Republic of Uruguay, 8.00%, 11/18/22	250,000	291,250
		833,750

Technology – 0.9%
Lucent Technologies, 6.45%, 3/15/29	250,000	231,563
NXP BV/NXP Funding, 9.50%, 10/15/15 (b)	250,000	258,750
Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	247,188
		737,501

Transportation – 0.4%
Continental Airlines, Series 99-2, 7.57%, 3/15/20	298,605	302,338

Total High Yield Corporate Bonds (cost: $24,247,763)		25,082,814

U.S. Government Agency Mortgage-Backed Securities – 40.8%
Adjustable Rate (c) – 0.9%
Federal Home Loan Mortgage Corporation, 6.96%, 9/1/18, #605911	190	192
Federal National Mortgage Association,
6.80%, 7/1/27, #70179	2,126	2,131
7.12%, 10/1/32, #725110 (e)	405,143	411,842
Government National Mortgage Association, 6.13%, 12/20/22, #008096	313,084	316,219
		730,384

Fixed Rate – 39.9%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	106,795	109,712
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676	304,941	313,270
5.50%, 10/1/33, #A15120 (e)	1,152,024	1,128,042
Federal National Mortgage Association,
4.00%, 11/1/10, #254956	1,722,230	1,670,965
6.00%, 12/1/13, #190179	329,857	329,886
7.50%, 5/1/15, #537440	31,379	32,352
7.00%, 6/1/17, #254384	238,169	245,837
7.00%, 7/1/17, #254414	305,912	315,761
6.00%, 9/1/17, #653368	249,036	251,916
5.00%, 11/1/18, #750989	548,598	536,239
5.00%, 2/1/19, #767182 (e)	869,257	849,673
5.00%, 2/1/21, #745279	852,474	831,478
5.50%, 4/1/21, #840466 (e)	1,368,620	1,358,056
6.00%, 6/1/22 (d)	4,000,000	4,040,000
6.00%, 5/1/29, #323702 (e)	524,615	527,988
6.50%, 5/1/31, #540814	112,342	115,224
7.00%, 9/1/31, #596680 (e)	426,367	438,468
7.00%, 3/1/32, #635970	199,486	207,761
6.50%, 6/1/32, #596712 (e)	603,354	612,869
5.50%, 6/1/33, #709700	776,067	759,878
5.50%, 11/1/33, #555967 (e)	1,863,377	1,824,507
6.00%, 11/1/33, #743642	553,529	555,708
5.50%, 12/1/33, #756202	1,115,326	1,092,060
6.00%, 1/1/34, #763687 (e)	890,571	892,156
5.50%, 2/1/34, #766070 (e)	915,651	896,034
6.00%, 3/1/34, #745324	1,189,579	1,196,160
6.00%, 1/1/35, #810225 (e)	783,472	784,866
6.50%, 2/1/35, #735273 (e)	1,026,862	1,052,568
5.50%, 3/1/35, #815979 (e)	1,618,669	1,582,699
6.00%, 6/1/36, #882685	3,727,391	3,724,633
5.00%, 6/1/37 (d)	1,500,000	1,427,343
5.50%, 6/1/37 (d)	1,500,000	1,464,375
Government National Mortgage Association,
6.50%, 4/15/33, #602233	346,009	355,383
5.50%, 8/15/33, #604567	1,220,706	1,201,625
6.00%, 7/15/34, #631574	583,949	587,632
		33,313,124

Total U.S. Government Agency Mortgage-Backed Securities (cost: $34,550,953)		34,043,508

Collateralized Mortgage Obligation -- Private Mortgage-Backed Securities – 29.8%
Adjustable Rate (c) – 8.7%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21 (f)	12,308	11,720
Goldman Sachs Mortgage Securities,
Series 2005-AR1, Class B1, 4.88%, 1/25/35	1,471,706	1,453,104
Series 2003-1, Class B2, 6.97%, 3/25/43	1,863,172	1,898,228
Series 2003-10, Class 1A1, 4.72%, 10/25/33 (e)	1,349,964	1,312,072
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,514,766
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (g)	22,737,160	93,636
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.24%, 6/25/33	795,560	796,792
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.79%, 2/25/33	212,634	214,088
		7,294,406

Fixed Rate – 21.1%
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.28%, 8/25/34	1,184,623	1,066,297
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2003-8, Class DB1, 6.25%, 4/25/33	1,478,366	1,489,263
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	992,271
Series 2005-12, Class DB4, 5.84%, 1/25/36	826,278	735,675
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	741,008
GMAC Mortgage Corporation Loan Trust,
Series 2003-GH2, Class A3, 5.00%, 3/25/23	149,908	149,275
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,289,421
Series 2004-J5, Class A7, 6.50%, 1/25/35	890,750	898,405
Goldman Sachs Mortgage Securities,
Series 2001-2, Class A, 7.50%, 6/19/32 (b)	323,247	333,993
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,264,790	1,228,809
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.15%, 10/25/34	1,262,717	1,267,255
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 (b)	1,089,217	1,077,455
Prime Mortgage Trust,
Series 2004-2, Class B2, 5.04%, 11/25/19	376,600	358,395
Series 2004-2, Class B3, 5.04%, 11/25/19	282,232	262,737
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	923,281	900,260
Residential Asset Mortgage Products,
Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,019,841	1,001,616
Series 2004-SL4, Class A3, 6.50%, 7/25/32	1,032,392	1,045,895
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.46%, 4/25/33	390,491	376,255
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-7, Class A3, 4.50%, 8/25/18	687,207	675,388
Series 2004-7, Class 2A2, 5.00%, 7/25/19	721,764	700,675
Series 2004-7, Class B2, 4.72%, 7/25/19	633,422	596,945
Series 2004-7, Class B3, 4.72%, 7/25/19	475,281	438,236
		17,625,529

Total Collateralized Mortgage Obligation -- Private Mortgage-Backed Securities (cost: $25,433,256)		24,919,935

Collateralized Mortgage Obligation -- U.S. Agency Mortgage-Backed Securities – 12.4%
Fixed Rate – 8.0%
Federal Home Loan Mortgage Corporation,
Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,246,350
Series 2972, Class KA, 4.50%, 6/15/18	823,421	801,706
Series 3294, Class DB, 4.50%, 3/15/22	1,000,000	914,009
Federal National Mortgage Association,
Series 2004-27, Class HB, 4.00%, 5/25/19 (e)	1,923,137	1,701,378
Series 2004-29, Class WG, 4.50%, 5/25/19 (e)	942,115	869,063
Series 2004-90, Class GA, 4.35%, 3/25/34 (e)	757,331	728,358
Series 2002-WI, Class 2A, 7.50%, 2/25/42	411,496	424,618
		6,685,482

Z-Bonds (h) - 4.4%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33 (e)	1,780,970	1,367,874
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31 (e)	2,233,841	2,293,744
		3,661,618

Total Collateralized Mortgage Obligation -- U.S. Agency Mortgage-Backed Securities (cost: $10,259,564)		10,347,100

Asset-Backed Securities – 6.7%
Home Equity – 4.3%
Residential Funding Mortgage Securities I,
Series 2004-HI2, Class A4, 5.24%, 9/25/18	1,279,426	1,271,876
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (i)	2,327,000	2,297,746
		3,569,622

Manufactured Housing - 1.2%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	310,384	310,648
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	727,333
		1,037,981

Other - 1.2%
Crown Castle Towers LLC, Series 2005-1A, Class D, 5.61%, 6/15/35 (b)	1,000,000	989,740
GRP/AG Real Estate Asset Trust, Series 2005-1, Class A, 4.85%, 1/25/35 (b) (i)	27,322	27,099
		1,016,839

Total Asset-Backed Securities (cost: $5,717,430)		5,624,442

Investment Grade Corporate Bonds – 2.9%
Basic Industry - 0.8%
Southern Copper, 7.50%, 7/27/35	400,000	437,263
Vale Overseas, 6.25%, 1/11/16	250,000	251,930
		689,193

Consumer Non Cyclical – 0.6%
Fisher Scientific International, 6.75%, 8/15/14	500,000	509,634

Energy – 0.5%
GAZ Capital, 6.21%, 12/31/16 (b)	200,000	200,000
TNK-BP Finance, 6.63%, 3/20/17 (b)	200,000	196,600
		396,600

Sovereigns - 0.4%
United Mexican States, 5.63%, 1/15/17	300,000	300,450

Transportation - 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	511,250

Total Investment Grade Corporate Bonds (cost: $2,316,210)		2,407,127

Preferred Stocks – 0.6%
Financials - 0.2%
Indymac Bank FSB	5,000	126,250
Thornburg Mortgage, Series D	4,000	98,800
		225,050

Real Estate Investment Trusts - 0.4%
National Retail Properties, Series C	4,000	101,600
Northstar Realty Finance,
Series A	4,000	101,200
Series B	4,000	100,000
		302,800

Total Preferred Stocks (cost: $527,200)		527,850

Municipal Bond- 0.9%
Sullivan County, Tennessee, Health, Educational, and Housing Facilities Board, Hospital Revenue, Wellmont Health System, 6.95%, 9/1/16 (cost: $750,000)	750,000	760,365

Short-Term Investments – 2.7%
Money Market Fund (j) – 2.7%
First American Prime Obligations Fund, Class Z	2,224,634	2,224,634

U.S. Treasury Obligation (k) - 0.0%
U.S. Treasury Bill, 4.92%, 6/28/07	50,000	49,818

Total Short-Term Investments (cost: $2,274,452)		2,274,452

Total Investments in Securities (l) – 126.8% (cost: $106,076,828)		$ 105,987,593
Other Assets and Liabilities---(26.8)%		(22,422,474)
Total Net Assets---100.0%		$ 83,565,119

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.
As of May 31, 2007, the fund had no fair valued securities.

(b)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of May 31, 2007, the value of these investments was $10,855,384 or 13.0% of net assets.

(c)	Variable Rate Security – The rate shown is the rate in effect as of May 31, 2007.

(d)	This security has been purchased on a when-issued basis. On May 31, 2007, the total cost of securities purchased on a when-issued basis was $6,995,156.

(e)	On May 31, 2007, securities valued at $20,632,257 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,563,311	5/14/07	5.38%	6/14/07	$ 31,105	(1)
3,432,342	5/23/07	5.39%	6/22/07	4,625	(1)
$14,995,653				$ 35,730

* Interest rate as of May 31, 2007. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:
(1)		Morgan Stanley:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,152,024 par
Federal Home Loan Mortgage Corporation, 4.50%, 9/15/33, $1,780,970 par
Federal National Mortgage Association, 5.00%, 2/1/19, $869,257 par
Federal National Mortgage Association, 4.00%, 5/25/19, $1,923,137 par
Federal National Mortgage Association, 4.50%, 5/25/19, $942,115 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,368,620 par
Federal National Mortgage Association, 6.00%, 5/1/29, $524,615 par
Federal National Mortgage Association, 7.00%, 9/1/31, $426,367 par
Federal National Mortgage Association, 6.50%, 6/1/32, $603,354 par
Federal National Mortgage Association, 7.12%, 10/1/32, $405,143 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,863,377 par
Federal National Mortgage Association, 6.00%, 1/1/34, $890,571 par
Federal National Mortgage Association, 5.50%, 2/1/34, $915,651 par
Federal National Mortgage Association, 4.35%, 3/25/34, $757,331 par
Federal National Mortgage Association, 6.00%, 1/1/35, $783,472 par
Federal National Mortgage Association, 6.50%, 2/1/35, $1,026,862 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,618,669 par
Goldman Sachs Mortgage Securities, 4.72%, 10/25/33, $1,349,964 par
Government National Mortgage Association, 6.50%, 3/20/31, $2,233,841 par

(f)		Security considered illiquid. As of May 31, 2007, the value of this investment was $11,720 or 0.01% of net assets. Information concerning the illiquid security is as follows:
	Security	Par	Date Acquired	Cost Basis
	California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21	$12,308	7/93	$2,542

(g)		Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. The interest rate disclosed represents the coupon rate in effect as of May 31, 2007.

(h)
Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(i)		Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

(j)		Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(k)		Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of May 31, 2007.

(l)		On May 31, 2007, the cost of investments in securities was $106,076,828. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,445,639
Gross unrealized depreciation	(1,534,874)
Net unrealized depreciation	$(89,235)

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Appreciation
U.S. Treasury 5 Year Note Futures	(23)	$(2,402,063)	September 2007	5,974

U.S. Treasury 10 Year Note Futures	(16)	(1,702,000)	September 2007	4,300

U.S. Treasury Long Bond Futures	(1)	(109,125)	September 2007	91
				$10,365

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation
Credit Suisse	ABX-HE-A	Buy	0.440%	5/25/2046	$ 400,000	$ 80
JPMorgan	CMBX-NA-BBB	Buy	2.000%	12/13/2049	150,000	(596)
UBS	Dow Jones CDX-EM7 Index	Buy	1.250%	6/20/2012	3,500,000	(16,584)
						$ (17,100)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007